Schedule II - Condensed Financial Information of Registrant - FY, Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities [Abstract]
Net income	$ 7,982	$ 5,944	$ 19,296	$ 17,669	$ 22,273	$ 12,973	$ 12,267
Adjustments to reconcile net income to net cash used in operating activities [Abstract]
Deferred tax expense					(879)	(2,231)	(4,004)
Stock compensation expense					65	58	55
Net cash provided by (used in) operating activities			56,603	58,408	78,702	80,068	61,797
Financing activities [Abstract]
Proceeds from note payable					2,000	10,500	17,500
Debt issuance costs					(30)	(233)	(459)
Net cash provided by (used in) financing activities			69,183	(99)	1,931	10,242	12,644
Net change in cash and cash equivalents			79,213	4,224	586	7,740	497
Cash and cash equivalents at beginning of period			24,544	23,958	23,958	16,218	15,721
Cash and cash equivalents at end of period	$ 103,757	$ 28,182	103,757	28,182	24,544	23,958	16,218
Parent Company [Member]
Operating activities [Abstract]
Net income					22,273	12,973	12,267
Adjustments to reconcile net income to net cash used in operating activities [Abstract]
Deferred tax expense					61	20	0
Stock compensation expense					65	58	55
Equity in undistributed earnings of subsidiaries					(23,141)	(13,422)	(12,370)
Changes in operating assets and liabilities					(286)	(110)	24
Net cash provided by (used in) operating activities					(1,028)	(481)	(24)
Financing activities [Abstract]
Merger with subsidiary					0	2,971	0
Contribution to subsidiary					(2,000)	(3,000)	0
Proceeds from note payable					2,000	3,000	0
Debt issuance costs					(30)	(69)	0
Additional paid-in capital					90	100	(107)
Net cash provided by (used in) financing activities					60	3,002	(107)
Net change in cash and cash equivalents					(968)	2,521	(131)
Cash and cash equivalents at beginning of period			$ 1,744	$ 2,712	2,712	191	322
Cash and cash equivalents at end of period					$ 1,744	$ 2,712	$ 191